PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands, $ in Thousands		9 Months Ended	12 Months Ended
	Jan. 01, 2018 USD ($)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2020 CNY (¥)
Foreign currency translation
Cash, cash equivalents, and restricted cash			¥ 14,243,000		¥ 16,672,000
Current expected credit losses
Retained earnings			6,249,883		5,629,377		$ 906,148
Expected credit loss provision, current			584,127		323,071
Expected credit loss provision, non-current assets					562
Expected credit loss provision			285,394	$ 41,378	82,427	¥ 14,086
Short-term and long-term advances to suppliers
Provision for advance to suppliers			0		0	0
Provision for loss on long-term contracts			¥ 0		0	0
Project assets
Project assets, useful life			20 years	20 years
Impairment					123,000	94,000
Depreciation expenses of project assets			¥ 0	$ 0	32,559	52,830
Interest Capitalization
Interest expenses			1,150,128		878,908	705,159
Interest and other income			¥ 589,000		214,000	217,000
Revenue recognition
Period of customers to make full payment			90 days	90 days
Period of customers to make payment after delivery			180 days	180 days
Retain percentage, minimum			5.00%	5.00%
Retain percentage, maximum			10.00%	10.00%
Retainage			¥ 23,000		24,000	27,000
Capitalized contract cost			¥ 0		0	0
Practical expedients and exemption			true	true
Number of operating segments | segment			1	1
Warranty cost
Product defect, minimum warranty			5 years	5 years
Product defect, maximum warranty			10 years	10 years
Product decline, minimum warranty			10 years	10 years
Product decline, maximum warranty			25 years	25 years
Product decline, minimum percentage			10.00%	10.00%
Product decline, maximum percentage			20.00%	20.00%
Product failure rate over warranty period			1.00%	1.00%
Past years matching actual claims with expected estimates.			2 years	2 years
Warranty liability					104,000	124,000
Accrue (reversal) to selling and marketing expense			¥ 74,802		(103,788)	(123,942)
Warranty cost expenses			773,000		390,000	363,000
Utilization of warranty accruals			212,000		171,000	99,000
Amount compensated by the supplier		¥ 83,000
Uncertain tax positions			0		0
Government grants
Subsidy income			1,089,435	$ 157,953	465,685	191,981
Government grants related to assets			1,469,000		291,000	20,000
Deferred revenue			¥ 0		200,000		$ 0
Convenience translation
Exchange rate			6.8972				6.8972
ASC 606
Revenue recognition
Retainage			¥ 400		3,000	29,000
ASC 606 | Adjustment
Revenue recognition
Retained earnings | $	$ 0
ASU No. 2016-13
Current expected credit losses
Retained earnings								¥ 7,000
Allowance for accounts receivables-third parties								31,000
Allowance for accounts receivables- related parties								15,000
Allowance for other receivables and other current/non-current assets								9,000
Expected credit loss provision, current			600,000		331,000	324,000		307,000
Expected credit loss provision, non-current assets			2,000		4,000	2,000		¥ 5,000
Expected credit loss provision			285,000		82,000	14,000
Electricity
Cost of revenue
Cost of electricity sales			0		31,000	40,000
Shipping and Handling
Cost of revenue
Cost of electricity sales			5,161,000		2,048,000	1,631,000
Revenue from generated electricity
Project assets
Incidental revenue			¥ 47,000		0	8,000
Minimum
Revenue recognition
Percentage of domestic customers to make full payment			90.00%	90.00%
Retainage Period			1 year	1 year
Percentage of revenue recognized	90.00%
Maximum
Revenue recognition
Percentage of domestic customers to make full payment			95.00%	95.00%
Retainage Period			2 years	2 years
Percentage of revenue recognized	95.00%
Construction projects of continuing operation
Interest Capitalization
Interest capitalized			¥ 71,000		¥ 41,000	¥ 29,000
Buildings
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			20 years	20 years
Machinery and equipment | Minimum
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			5 years	5 years
Machinery and equipment | Maximum
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			10 years	10 years
Furniture, fixture and office equipment | Minimum
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			3 years	3 years
Furniture, fixture and office equipment | Maximum
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			5 years	5 years
Motor vehicles | Minimum
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			4 years	4 years
Motor vehicles | Maximum
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			5 years	5 years
Land use rights
Interest Capitalization
Intangible asset, useful life, minimum			50 years	50 years
Intangible asset, useful life, maximum			70 years	70 years
Purchased software and trademark registration fees
Interest Capitalization
Intangible asset, useful life, minimum			5 years	5 years
Intangible asset, useful life, maximum			10 years	10 years